Organization, Nature and Continuance of Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Organization Nature And Continuance Of Operations Details Narrative
Accumulated deficit	$ (11,051,584)	$ (13,745,230)	$ (8,973,695)
Convertible promissory notes	$ 445,000
Expire	March 3, 2035